Equity	9 Months Ended
Oct. 31, 2021
Stockholders' Equity Note [Abstract]
Equity
4.	Equity
Common Stock
As of October 31, 2021, the Company had 500,000,000 shares of Class A common stock authorized and 88,718,630 shares common stock issued and outstanding at $0.0001 par value per share.
Each share of Common Stock has 1 vote.
Preferred Stocks
The Company is authorized to issue 100,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. At October 31, 2021, there were no shares of preferred stock issued or outstanding.
Warrants
Private Warrants
Simultaneously with the closing of Legacy LGL’s Initial Public Offering, the sponsor purchased an aggregate of 5,200,000 Private Warrants at a price of $1.00 per Private Warrant, for an aggregate purchase price of $5,200 from Legacy LGL. Over the period of September 2021 through October 2021, when the majority of these warrants were exercised on a cashless basis, the formula for such exercises made each Private Warrant effectively exercisable to purchase approximately 0.6 shares of Company common stock on a non-cash
basis, each subject to its own exercise calculation applicable to the day on which the exercise was made. The Private Warrants were also redeemable in cash for $11.50 for a share of common stock. No Private Warrants were redeemed on the $11.50 cash basis. In September and October 2021, 5,189,800 Private Warrants were exercised on a cashless basis into 3,188,229 shares of Class A common stock. As of October 31, 2021, the Company had 10,200 Private Warrants outstanding and not exercised. During the period ended October 31, 2021, prior to the exercise of the Private warrants, the Company recognized in the interim condensed statements of operations $11,302 of non-cash
expense related to change in fair value of warrants.
Public Warrants
Public Warrants may only be exercised for a whole number of shares at a price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants became exercisable in September 2021. The Public Warrants will expire five years after the completion of the Merger or earlier upon redemption or liquidation.
Once the warrants became exercisable upon the effective date of the Company’s
S-1
registration statement, the Company obtained the ability to redeem the Public Warrants:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon not less than 30 days’ prior written notice of redemption; and

•
if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and subject to adjustment as described below) for any 20 trading days within a
30-trading
day period ending on the third business day prior to the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant Agreement.
In October, 28,719 Public Warrants were exercised in an amount of $330 and 28,719 shares were issued at a price of $11.50. As of October 31, 2021, the Company had 8,596,273 Public Warrants outstanding and not exercised.